SCHEDULE OF PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Prepayment	$ 476,453
Deposit	48,544	155,830	$ 123,965
Receivable of consideration on disposal of subsidiaries	263,679	258,929
Other receivables	212,867	269,402	108,009
Prepayments and other receivables	$ 1,001,543	$ 684,161	$ 231,974